RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Access Capital Community Investment Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Strategic Income Fund

RBC China Equity Fund

RBC Emerging Markets ex-China Equity Fund

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Global Opportunities Fund

RBC BlueBay Impact Bond Fund

RBC International Equity Fund

RBC International Opportunities Fund

RBC International Small Cap Equity Fund

RBC Global Equity Leaders Fund

RBC BlueBay Short Duration Fixed Income Fund

RBC BlueBay Ultra-Short Fixed Income Fund

RBC Enterprise Fund

RBC Microcap Value Fund

RBC Small Cap Core Fund

RBC Small Cap Value Fund

RBC SMID Cap Growth Fund

RBC BlueBay U.S. Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 18, 2024 to the statements of additional information (the “SAIs”) dated January 29, 2024 and July 26, 2024, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective October 1, 2024, the Board of Trustees of the Trust appointed Michael Kardok and Peggy McCaffrey as Independent Trustees of the Trust.

Accordingly, the following changes are made to the Funds’ SAIs:

In the section entitled “Management—Board Structure and Leadership” of the SAIs, the third sentence of the first paragraph is deleted in its entirety and replaced with the following:

The Board is composed of nine trustees, and eight of the nine Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”).

In the section entitled “Management—Board Structure and Leadership” of the SAIs, the first sentence of the third paragraph is deleted in its entirety and replaced with the following:

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Ms. McCaffrey and Messrs. Garner, Taylor and Seward.

In the section entitled “Management—Board Structure and Leadership” of the SAIs, the first sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

The Valuation, Portfolio Management and Performance Committee (the “Valuation Committee”) of the Trust is currently composed of Mses. Bode and Zarkovich and Messrs. Kardok and Seward.

In the section entitled “Management—Board Structure and Leadership” of the SAIs, the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Ms. McCaffrey and Messrs. Garner, Kardok, Taylor, and James

In the section entitled “Management—Trustee Attributes” of the SAIs, the first two paragraphs are hereby deleted in their entirety and replaced with the following:

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, certain of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, those Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience, balanced and meaningful contributions by Board members, good chemistry and working relationships, and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charterholder; Ms. Bode has business experience as a healthcare industry consultant and real estate developer; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the former president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Mr. Eikenberg is a seasoned financial services executive with experience overseeing sales and distribution for investment management businesses; Ms. Zarkovich has significant experience in foundation, family office and private equity management as well as experience serving on the boards of multiple non-profit organizations; Mr. Kardok is a seasoned executive in the financial services and asset management space with experience in public accounting, mutual fund administration, financial reporting, regulatory/compliance, operations and risk management; and Ms. McCaffrey has extensive experience in the audit requirements and business and financial issues of investment companies from her role as audit partner and quality review partner of a major accounting firm and is a Certified Public Accountant (Ohio).The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below. The age, address, and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below.

In the section entitled “Management—Independent Trustees” of the SAIs, the following rows and footnote are added to the table:

INDEPENDENT TRUSTEES

Name, Age and Address	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
Michael Kardok (65)*	Trustee since October 2024	Kardok Consulting (self-employed) (2023 to present); Treasurer, Natixis and Loomis Sayles Funds and Natixis ETFs (2004 to 2022); Principal Financial and Accounting Officer - Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC (2004 to 2022)	23	None
Peggy McCaffrey (61)*	Trustee since October 2024	Independent Consultant/Financial Expert (self-employed) (2021 to present); Assurance Partner, Cohen & Company (1990 to 2021)	23	Independent Trustee/Audit Chair of Modern Capital Tactical Income Fund (June 2021 - present)
*	Michael Kardok and Peggy McCaffrey were appointed as Independent Trustees, effective October 1, 2024.

In the section entitled “Management” of the SAIs, the following rows and footnote are added to the table regarding the aggregate dollar range of each Trustee’s holdings:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael Kardok[1]		None
None
Peggy McCaffrey[1]		None
None

 1 Information provided as of October 1, 2024.

In addition, all references to Phillip Goff are hereby removed from the SAIs.

In addition, with respect to the SAI dated January 29, 2024 only, the following changes are made:

In the section entitled “Management—Independent Trustees” of the SAI, the following row is added to the table:

INDEPENDENT TRUSTEES

Name, Age and Address	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
William B. Taylor (79)	Trustee from September 2005 through December 2020, February 2024 to present	Partner, Ernst & Young LLP (1982 to 2003); Consultant (2003 to present)	23	University Missouri KC foundation (2022 to present); Church of the Resurrection Foundation (2020 to present); Breckenridge Creative Arts (2017 to present); Kansas University Endowment Association (2010 to present); Kansas City Symphony (1995 to 2023); Nelson Atkins Museum of Art (2017 to 2023)

In the section entitled “Management” of the SAI, the following row is added to the table regarding the aggregate dollar range of each Trustee’s holdings:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
William B. Taylor		Over $100,000
BlueBay U.S. Government Money Market Fund	Over $100,000

In addition, with respect to the SAI dated July 26, 2024 only, the following changes are made:

In the section entitled “Other Information – Portfolio Holdings Disclosure Policies and Procedures” of the SAI, the second paragraph is deleted in its entirety and replaced with the following:

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, portfolio holdings information as of the second and fourth fiscal quarter-ends are available on the Funds’ website at www.dfinview.com/usrbcgam and are contained in the Funds’ Form N-CSR filings. The filings are available at www.sec.gov. No later than 60 days after the end of each fiscal quarter, each Fund files three monthly reports of portfolio holdings, relating to each month of such fiscal quarter, on Form N-PORT. The report for the third month of the fiscal quarter is publicly available at www.sec.gov. In addition, as further described below, all Funds make certain portfolio securities information available on its website, which can be accessed by using the Funds’ link at www.rbcgam.com. For all Funds except RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund, on the tenth business day after month-end, each Fund’s top ten holdings are posted on the Funds’ website, and on the tenth business day after fiscal quarter-end, each Fund’s portfolio holdings are posted on the Funds’ website. For RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund, on the tenth business day after month-end, each Fund’s portfolio holdings are posted on the Funds’ website. This posting of holdings on the Fund’s website may be delayed until a Fund has a full calendar quarter of performance history.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE